Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Schedule of Movement in Intangible Assets

	2019

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 1 January	46,163	403	77,322	125	124,013

Differences on exchange	(1,676)	(2)	(2,976)	–	(4,654)

Additions

– internal development	–	–	–	148	148

– acquisitions (note 23)	23	–	54	–	77

– separately acquired	–	–	7	6	13

Reallocations	–	134	30	(164)	–

Amortisation charge	–	(105)	(361)	–	(466)

Impairment	(194)	(3)	(147)	–	(344)

31 December

Cost	44,316	1,207	75,726	115	121,364

Accumulated amortisation and impairment		(780)	(1,797)		(2,577)

Net book value at 31 December	44,316	427	73,929	115	118,787

	2018

	Goodwill £m	Computer software £m	Trademarks and similar intangibles £m	Assets in the course of development £m	Total £m

1 January

Cost	44,147	1,119	74,136	71	119,473

Accumulated amortisation and impairment		(672)	(1,016)		(1,688)

Net book value at 1 January	44,147	447	73,120	71	117,785

Differences on exchange	2,024	–	4,483		6,507

Additions

– internal development	–	–	–	120	120

– acquisitions (note 23)	14	–	13	–	27

– separately acquired	–	–	62	–	62

Reallocations	(22)	58	30	(66)	–

Amortisation charge	–	(102)	(342)	–	(444)

Impairment	–	–	(44)	–	(44)

31 December

Cost	46,163	1,101	78,736	125	126,125

Accumulated amortisation and impairment		(698)	(1,414)		(2,112)

Net book value at 31 December	46,163	403	77,322	125	124,013

Schedule of Cash Generating Unit

	2019		2018

	Carrying amount £m	Pre-tax discount rate %	Carrying amount £m	Pre-tax discount rate %

Cash-generating unit

RAI	33,761	7.3	35,117	7.7

Canada	2,335	19.1	2,307	7.5

Europe	4,809	6.2	5,069	7.5

South Africa	598	9.3	605	10.6

Australia	711	6.7	740	7.9

Singapore	599	6.4	615	6.6

Malaysia	435	7.5	448	8.2

Other	1,068	6.8	1,262	7.9

Total	44,316		46,163

For CGU Other the weighted average pre-tax discount rate has been used

Schedule of Impairment Charge From Possible Change in Assumptions
	RAI goodwill	Newport
	%	%

Assumptions

Decrease in revenue by	13.4	11.9

Increase in pre-tax discount rate by	1.4	0.6

Canada goodwill
%

Assumptions

Decrease in revenue by	19.0

Increase in pre-tax discount rate by	10.3